Leases (Details) - Jun. 30, 2025	USD ($)	CNY (¥)
Leases [Abstract]
2025 (remaining six months)	$ 60,337	¥ 431,929
2026	75,893	543,287
2027	33,984	243,281
2028
2029
Total lease payments	170,214	1,218,497
Less: Interest	4,940	35,365
Present value of lease liabilities	$ 165,274	¥ 1,183,132